Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Receivables and Payables from Associated Companies
The following table shows the amounts Washington Gas charged WGL Energy Services for balance services.

Washington Gas - Gas Balancing Service Charges
(In millions)
Years Ended September 30,	2015	2014	2013
Gas balancing service charge	$25.1	$26.6	$25.0
The following table presents the receivables and payables from associated companies for the fiscal years ended September 30, 2015 and 2014.

Washington Gas Light Company Receivables / Payables from Associated Companies
(In millions)	September 30, 2015	September 30, 2014
Receivables from Associated Companies	$3.2	$4.8
Payables to Associated Companies	$68.6	$54.7